Cover	Nov. 10, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2025
Registrant Name	Inovio Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14888
Entity Tax Identification Number	33-0969592
Entity Address, Address Line One	660 W. Germantown Pike
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Plymouth Meeting
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19462
City Area Code	267
Local Phone Number	440-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	INO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0001055726
Amendment Flag	false